2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0		$ 0
Allowance for doubtful accounts	0		0		0
Impairment of long-term assets	0		0		0
Foreign currency tranactions gains	405,836	$ (261,217)	501,109	$ (260,849)	$ (720,952)	$ 2,261
Profit allocation of compensation and related expenses	$ 506,785	$ 236,777	$ 2,273,312	$ 5,423,412